Pensions and Other Postretirement Benefits (Fair Value of Plan Assets by Asset Class) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	CAD 18,564	CAD 17,831
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,101	1,046	CAD 1,097
Total Investment Assets [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	18,500	17,732
Net Asset Value	3,157	3,305
Total Investment Assets [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	6,856	6,891
Total Investment Assets [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	7,386	6,490
Total Investment Assets [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,101	1,046
Cash and short-term investments
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	836	571
Net Asset Value	0	0
Cash and short-term investments | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	17	83
Cash and short-term investments | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	819	488
Cash and short-term investments | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,792	1,418
Net Asset Value	0	0
Canada, U.S. and supranational [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Canada, U.S. and supranational [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,792	1,418
Canada, U.S. and supranational [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	2,459	2,384
Net Asset Value	0	0
Provinces of Canada and Municipalities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Provinces of Canada and Municipalities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	2,459	2,384
Provinces of Canada and Municipalities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,587	1,475
Net Asset Value	0	0
Corporate [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Corporate [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,587	1,475
Corporate [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	530	509
Net Asset Value	0	0
Emerging Market Debt [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Emerging Market Debt [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	530	509
Emerging Market Debt [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	97	106
Net Asset Value	0	0
Mortgages [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Mortgages [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	97	106
Mortgages [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	242	226
Net Asset Value	242	226
Private Debt [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Private Debt [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,867	1,846
Net Asset Value	19	176
Canadian Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,848	1,670
Canadian Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Canadian Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	989	997
Net Asset Value	214	48
U.S. Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	775	949
U.S. Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
U.S. Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	3,947	3,853
Net Asset Value	64	0
International Equities [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	3,883	3,853
International Equities [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
International Equities [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	410	383
Net Asset Value	78	59
Real Estate [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Real Estate [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	332	324	331
Oil and Gas [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	1,120	1,076
Net Asset Value	0	0
Oil and Gas [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	333	336
Oil and Gas [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	18	18
Oil and Gas [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	769	722	CAD 766
Infrastructure [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	682	805
Net Asset Value	598	713
Infrastructure [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Infrastructure [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	84	92
Infrastructure [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	CAD 0	0
Absolute Return Funds [Member] | Minimum [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	5 days
Absolute Return Funds [Member] | Maximum [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	90 days
Multi Strategy Funds [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	CAD 897	1,005
Net Asset Value	897	1,005
Multi Strategy Funds [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Multi Strategy Funds [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	224	304
Net Asset Value	224	304
Fixed Income Fund [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Fixed Income Fund [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Equity Fund [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	32	35
Net Asset Value	32	35
Equity Fund [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Equity Fund [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Equity Fund [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	444	428
Net Asset Value	444	428
Global Macro Funds [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0	0
Global Macro Funds [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	CAD 0	0
Risk Based Allocation [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets		311
Net Asset Value		311
Risk Based Allocation [Member] | Minimum [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	5 days
Risk Based Allocation [Member] | Maximum [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	60 days
Risk Based Allocation [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets		0
Risk Based Allocation [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets		0
Risk Based Allocation [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets		0
Other [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	CAD 64	99
Other - Operating assets, at cost [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	94	163
Other - Operating liabilties, at cost
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	30	CAD 64
Risk Factor Allocation [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	345
Net Asset Value	CAD 345
Risk Factor Allocation [Member] | Minimum [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	5 days
Risk Factor Allocation [Member] | Maximum [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Fair value, investments, redemption notice period	60 days
Risk Factor Allocation [Member] | Fair Value Level 1 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	CAD 0
Risk Factor Allocation [Member] | Fair Value Level 2 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	0
Risk Factor Allocation [Member] | Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Total plan assets	CAD 0